NAME OF REGISTRANT:
Franklin Limited Duration Income Trust
File No. 811-21357

EXHIBIT ITEM:  Copies of any material amendments
 to the registrant's charter or by-laws

CERTIFICATE OF AMENDMENT
OF
BY-LAWS
OF
FRANKLIN LIMITED DURATION INCOME TRUST
(approVing the creation of co-Secretaries)
The undersigned Co-Secretary of Franklin
Limited Duration Income Trust, a Delaware
statutory trust (the "Trust"), does hereby certify:
1.	That the Board of Trustees of the Trust
(the "Board") approVed a resolution to amend the
By-Laws as set forth below by unanimous Vote at
a meeting of the Board duly held on January 17, 2019,
pursuant to the authority granted to the Board of Trustees
under Article VIII, Section 2 of the By-Laws of the Trust:
(a)	The By-Laws of the Trust are hereby amended
by replacing Article V, Section 1 with the following
language:
 Section 1.	OFFICERS.  The officers of the Trust
shall be a Chief Executive Officer - Investment Management,
a Chief Executive Officer - Finance and Administration,
a President, one or more Secretaries, a Chief Financial
Officer and Chief Accounting Officer, and a Treasurer.
The Trust may also have, at the discretion of the Board,
one or more Vice presidents, one or more assistant
Vice presidents, one or more assistant secretaries,
one or more assistant treasurers, and such other officers,
who shall haVe such authority and perform such duties as
are proVided in the Declaration of Trust, these By-Laws
or as the Board, or to the extent permitted by the Board,
as the president, may from time to time determine.
Any number of offices may be held by the same person,
except the offices of president and Vice president.
(b)	The By-Laws of the Trust are hereby amended
 by replacing Article V, Section 8 with the following
language:
 Section 8.	SECRETARY.  The secretary shall keep or
cause to be kept at the offices of the Trust or such
other place as the Board may direct a book of minutes
 of all meetings and actions (including consents) of
the Board, committees of the Board and Shareholders.
The secretary shall keep a record of the time and
place of such meetings, whether regular or special,
 and if special, how authorized, the notice giVen,
the names of those present at Board meetings or
committee meetings, the number of Shares present
or represented by proxy at Shareholders' meetings,
and the proceedings.
	The secretary shall cause to be kept at
the offices of the Trust or at the office of the
Trust's transfer or other duly authorized agent,
a share register or a duplicate share register
showing the names of all Shareholders and their
addresses, the number, Series and Classes
(if applicable) of Shares held by each,
the number and date of certificates, if any,
issued for such Shares and the number and date
of cancellation of every certificate
surrendered for cancellation.
	The secretary shall give or cause to be given
notice of all meetings of the Shareholders and of the
Board required by the Declaration of Trust, these
By-Laws or by applicable law to be giVen and shall
haVe such other powers and perform such other
duties as may be prescribed by the Board or the
president of the Trust, or as proVided in the
Declaration of Trust or these By-Laws.
	In the event that the Board appoints
two or more secretaries of the Trust, such
secretaries shall haVe the powers, duties
and obligations set forth in this Section 8,
in the Declaration of Trust and as the Board
prescribes from time to time. Each such secretary
shall use the title "Co-Secretary," provided,
however, that failure to so use such title shall
 not affect the Validity thereof.  In the eVent
that the Board appoints two or more secretaries
of the Trust and two or more of such secretaries
take conflicting actions, each action shall continue
to be valid until such conflict is resolved by the
Board or by president of the Trust.
2.	That pursuant to Article VIII, Section 2
of the By-Laws, which governs amendments of the By-Laws, the above By-Law amendments are effective as of January 17, 2019.

IN WITNESS WHEREOF, the undersigned Secretary of the Trust certifies as to the above as of the 17th day of January 2019.

/s/ SteVen J. Gray
SteVen J. Gray
Co-Secretary